RELATED PARTY BALANCES AND TRANSACTIONS - Due to related parties (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Related Party Transaction
Due to related parties	¥ 25,766	$ 3,626	¥ 27,029
Companies controlled by the Company's directors
Related Party Transaction
Due to related parties			1,680
Shareholders
Related Party Transaction
Due to related parties	12,058		13,118
Unsecured borrowing included in due to shareholders	6,957		6,836
Accrued interest	1,293		1,140
Advances from shareholders of selling seed	3,807		5,142
The Company's Chairman
Related Party Transaction
Due to related parties	6,914		3,973
Ying De
Related Party Transaction
Due to related parties	5,870		¥ 8,258
Beijing Liantaide
Related Party Transaction
Due to related parties	647
Chief Executive Officer
Related Party Transaction
Due to related parties	200
The Close family of the Company's Chairman
Related Party Transaction
Due to related parties	¥ 77